Use of judgements and estimates	6 Months Ended
Jun. 30, 2022
Judgements And Estimates [Abstract]
Use of judgements and estimates	Use of judgements and estimates
The preparation of interim financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.
The significant judgements made by management in applying the Group's accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.
More specifically, the Group needed to make an assessment about the accounting treatment of the acquisition of the remaining 50% in TI Asia Ltd. and TI Africa Ltd. Euronav already had 50% in these 2 joint ventures and signed on June 7, 2022 a Share Sale and Purchase Agreement with the JV partner International Seaways, Inc. to take control over these 2 joint ventures by purchasing the remaining 50% of the shares.
The acquisition of the remaining 50% in the 2 joint ventures has been treated as an asset acquisition as the asset concentration test was met under IFRS 3, given that substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset (i.e. the FSO and related lease component in the customer contract). Therefore, the consideration paid is allocated over the assets acquired (see Note 5 and 6) and the transaction is not accounted for as a business combination.
Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the CFO.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. Significant valuation issues are reported to the Group Audit and Risk Committee.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in Note 18.